Impairment (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of impairment

	Half-year to 30 Jun 2022 £m	Half-year to 30 Jun 2021 £m	Half-year to 31 Dec 2021 £m

Impact of transfers between stages	421	145	(212)
Other changes in credit quality	18	(506)	59
Additions and repayments	(65)	(366)	(452)
Methodology and model changes	3	3	(45)
Other items	4	1	(5)
	(40)	(868)	(443)
Total impairment charge (credit)	381	(723)	(655)

In respect of:
Loans and advances to banks	3	(3)	(2)
Loans and advances to customers	335	(622)	(494)
Debt securities	2	—	—
Financial assets held at amortised cost	340	(625)	(496)
Other assets	6	2	—
Impairment charge (credit) on drawn balances	346	(623)	(496)
Loan commitments and financial guarantees	35	(98)	(159)
Financial assets at fair value through other comprehensive income	—	(2)	—
Total impairment charge (credit)	381	(723)	(655)